Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales | Customer concentration
Major Customers and Suppliers
Concentration risk (as a percent)	27.00%	36.00%	35.00%
Sales | Customer concentration | Customer A
Major Customers and Suppliers
Concentration risk (as a percent)	10.00%	15.00%	14.00%
Sales | Customer concentration | Customer B
Major Customers and Suppliers
Concentration risk (as a percent)	9.00%	12.00%	11.00%
Sales | Customer concentration | Customer C
Major Customers and Suppliers
Concentration risk (as a percent)	8.00%	9.00%	10.00%
Total cost of products sold (exclusive of depreciation and amortization) | Supplier concentration | Supplier A
Major Customers and Suppliers
Concentration risk (as a percent)	45.00%	65.00%	64.00%
Total cost of products sold (exclusive of depreciation and amortization) | Supplier concentration | CRRM
Major Customers and Suppliers
Number of major suppliers	1	1	1